RETIREMENT AND POSTRETIREMENT BENEFITS - CONTRIBUTIONS AND BENEFITS EXPECTED TO BE PAID (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Benefits Expected to be Paid by the Company
Expected future benefit payments for 2017	CAD 115
Expected future benefit payments for 2018	121
Expected future benefit payments for 2019	127
Expected future benefit payments for 2020	134
Expected future benefit payments for 2021	142
Expected future benefit payments for 2022-2026	829
Pension
Pension and Other Postretirement Benefit Disclosures
Total contributions by the Company	102	CAD 116
Contributions expected to be paid in next fiscal year	148
OPEB
Pension and Other Postretirement Benefit Disclosures
Total contributions by the Company	9	CAD 10
Contributions expected to be paid in next fiscal year	CAD 2